Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net losses on sales of loans	¥ 1,674	¥ 1,178
Loans held for sale	46,749		¥ 29,834
Accrued Income [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest receivables	73,807
Impaired Financing Receivables with No Related Allowance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans partially charged off	¥ 14,887		¥ 20,197